CONSOLIDATED STATEMENTS OF CASH FLOWS - Supplemental disclosure - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash comprised of
Cash	$ 709,647	$ 135,203	$ 403,093
Restricted Cash	0	0	234,081
Restricted Cash and Cash Equivalents, Current	709,647	135,203	637,174
Supplemental Cash Flow Information
Cash Held for flow-through expenditures	373,836	0	50,654
Cash Included in Accounts Payable and Accrued Liabilities Related to Prepaid Expenses	50,000	0	20,398
Cash Included in accounts payable and accrued liabilities is related to flow-through expenditures	$ 328,850	$ 0	$ 0